Cover	Jun. 27, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
DocumentPeriodEndDate	Jun. 27, 2024
File Number	333-268561
Registrant Name	MAG MAGNA CORP.
Entity Central Index Key	0001949864
TaxIdentificationNumber	98-1626237
Incorporation State Country Code	WY
AddressLine1	325 W Washington St Ste 2877
Address City	San Diego
AddressState	CA
AddressPostalZipCode	92103
CityAreaCode	620
LocalPhoneNumber	4692043
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
EmergingGrowthCompany	true
extended transition period	false